Schedule of Investments (unaudited) April 30, 2023	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Industrial REITs — 0.4%
Prologis Inc.	42,440	$5,315,610
Rexford Industrial Realty Inc.	8,636	481,630

		5,797,240

Aerospace & Defense — 0.3%
Hexcel Corp.	3,672	264,677
Howmet Aerospace Inc.	11,286	499,857
Raytheon Technologies Corp.	31,332	3,130,067

		3,894,601

Air Freight & Logistics — 0.9%
CH Robinson Worldwide Inc.	35,614	3,592,384
Expeditors International of Washington Inc.	36,603	4,166,886
FedEx Corp.	5,120	1,166,234
United Parcel Service Inc., Class B	22,161	3,984,769

		12,910,273

Passenger Airlines — 0.1%
Alaska Air Group Inc.(a)	27,006	1,173,681
JetBlue Airways Corp.(a)	92,535	660,700

		1,834,381

Automobile Components — 0.1%
Aptiv PLC(a)	8,926	918,128
BorgWarner Inc.	5,457	262,646

		1,180,774

Automobiles — 1.5%
Ford Motor Co.	93,639	1,112,431
General Motors Co.	94,042	3,107,148
Lucid Group Inc.(a)(b)	15,805	125,492
Rivian Automotive Inc., Class A(a)(b)	14,860	190,505
Tesla Inc.(a)	100,149	16,455,482

		20,991,058

Banks — 2.8%
Bank of America Corp.	54,937	1,608,555
Bank of Hawaii Corp.	12,510	605,859
Bank OZK	9,143	326,588
Citigroup Inc.	105,250	4,954,118
Citizens Financial Group Inc.	91,615	2,834,568
Commerce Bancshares Inc.	8,254	460,986
East West Bancorp. Inc.	9,520	492,089
Fifth Third Bancorp.	95,565	2,503,803
First Republic Bank/CA(b)	12,914	45,328
FNB Corp.	118,340	1,358,543
Huntington Bancshares Inc./OH	187,432	2,099,238
JPMorgan Chase & Co.	114,733	15,860,690
KeyCorp.	281,482	3,169,487
M&T Bank Corp.	10,701	1,346,186
U.S. Bancorp.	47,077	1,613,800
Wells Fargo & Co.	39,470	1,568,933

		40,848,771

Beverages — 2.7%
Coca-Cola Co. (The)	316,733	20,318,422
Keurig Dr Pepper Inc.	74,414	2,433,338
Molson Coors Beverage Co., Class B	38,273	2,276,478
Monster Beverage Corp.(a)	11,849	663,544
PepsiCo Inc.	66,149	12,627,182

		38,318,964

Biotechnology — 2.6%
AbbVie Inc.	95,818	14,480,016

Security	Shares	Value

Biotechnology (continued)
Alnylam Pharmaceuticals Inc.(a)	2,354	$468,917
Amgen Inc.	22,612	5,421,001
Biogen Inc.(a)	15,359	4,672,668
BioMarin Pharmaceutical Inc.(a)	1,763	169,318
Gilead Sciences Inc.	38,856	3,194,352
Incyte Corp.(a)	4,527	336,854
Mirati Therapeutics Inc.(a)	5,567	246,674
Moderna Inc.(a)	9,593	1,274,814
Regeneron Pharmaceuticals Inc.(a)	3,440	2,758,158
Seagen Inc.(a)(b)	2,022	404,400
Vertex Pharmaceuticals Inc.(a)	9,762	3,326,206

		36,753,378

Building Products — 1.6%
A O Smith Corp.	50,598	3,455,337
Builders FirstSource Inc.(a)	23,938	2,268,604
Carrier Global Corp.	33,546	1,402,894
Fortune Brands Home & Security Inc., NVS	4,903	317,175
Johnson Controls International PLC	101,933	6,099,671
Masco Corp.	22,712	1,215,319
Owens Corning	7,334	783,345
Trane Technologies PLC	37,352	6,940,375

		22,482,720

Capital Markets — 3.3%
Bank of New York Mellon Corp. (The)	90,594	3,858,398
Blackstone Inc., NVS	19,215	1,716,476
Cboe Global Markets Inc.	4,058	566,903
Charles Schwab Corp. (The)	73,101	3,818,796
CME Group Inc.	11,189	2,078,581
Coinbase Global Inc., Class A(a)(b)	6,614	355,767
FactSet Research Systems Inc.	5,567	2,291,878
Goldman Sachs Group Inc. (The)	28,656	9,841,617
Interactive Brokers Group Inc., Class A	6,399	498,162
Janus Henderson Group PLC	16,750	434,662
LPL Financial Holdings Inc.	16,403	3,425,603
Moody’s Corp.	1,667	521,971
Morgan Stanley	6,710	603,699
MSCI Inc.	7,117	3,433,597
Nasdaq Inc.	66,150	3,662,725
Raymond James Financial Inc.	12,945	1,171,911
S&P Global Inc.	13,647	4,948,129
State Street Corp.	57,439	4,150,542

		47,379,417

Chemicals — 2.0%
Air Products and Chemicals Inc.	4,921	1,448,546
Albemarle Corp.	2,168	402,077
Axalta Coating Systems Ltd.(a)	4,512	142,444
DuPont de Nemours Inc.	4,153	289,547
Ecolab Inc.	44,292	7,433,969
Element Solutions Inc.	46,287	840,109
FMC Corp.	11,285	1,394,600
International Flavors & Fragrances Inc.	6,645	644,299
Linde PLC	25,802	9,532,549
PPG Industries Inc.	21,649	3,036,489
Sherwin-Williams Co. (The)	14,648	3,479,486

		28,644,115

Commercial Services & Supplies — 0.8%
Clean Harbors Inc.(a)	2,535	367,980
Republic Services Inc.	11,585	1,675,423
Waste Management Inc.	53,273	8,845,982

		10,889,385

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment — 1.0%
Arista Networks Inc.(a)	6,988	$1,119,198
Cisco Systems Inc.	276,427	13,061,176
Motorola Solutions Inc.	1,033	301,016

		14,481,390

Construction & Engineering — 0.2%
AECOM	25,515	2,119,021
MasTec Inc.(a)(b)	8,214	729,485

		2,848,506

Consumer Finance — 0.4%
Ally Financial Inc.	37,152	980,070
American Express Co.	15,806	2,550,140
Capital One Financial Corp.	12,901	1,255,267
Synchrony Financial.	13,703	404,376

		5,189,853

Containers & Packaging — 0.4%
Avery Dennison Corp.	11,101	1,936,903
Ball Corp.	47,793	2,541,632
Berry Global Group Inc.	12,672	732,568
Crown Holdings Inc.	5,694	488,431
Graphic Packaging Holding Co.	10,381	255,995
Westrock Co.	7,093	212,294

		6,167,823

Distributors — 0.0%
Pool Corp.	1,016	356,941

Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions Inc.(a)(b)	5,552	422,618
Grand Canyon Education Inc.(a)(b)	7,449	884,196
H&R Block Inc.	11,336	384,404
Service Corp. International	14,273	1,001,822

		2,693,040

Financial Services — 3.9%
Berkshire Hathaway Inc., Class B(a)	60,544	19,891,731
Block Inc.(a)(b)	9,047	549,967
Mastercard Inc., Class A	41,977	15,952,519
MGIC Investment Corp.	11,319	168,314
PayPal Holdings Inc.(a)	55,997	4,255,772
Visa Inc., Class A	63,768	14,840,727

		55,659,030

Diversified Telecommunication Services — 0.8%
AT&T Inc.	306,200	5,410,554
Frontier Communications Parent Inc.(a)	7,080	159,583
Lumen Technologies Inc.	50,198	118,970
Verizon Communications Inc.	141,270	5,485,514

		11,174,621

Electric Utilities — 1.6%
Avangrid Inc.	41,741	1,680,493
Constellation Energy Corp.	2,961	229,182
Edison International	45,507	3,349,315
Eversource Energy	93,441	7,251,956
Exelon Corp.	60,853	2,582,601
Hawaiian Electric Industries Inc.	3,853	151,076
NextEra Energy Inc.	89,327	6,845,128
PG&E Corp.(a)(b)	28,948	495,300

		22,585,051

Security	Shares	Value

Electrical Equipment — 1.3%
Acuity Brands Inc.	18,603	$2,927,740
AMETEK Inc.	17,031	2,349,086
Eaton Corp. PLC	31,744	5,305,057
Emerson Electric Co.	6,938	577,658
Generac Holdings Inc.(a)	2,372	242,466
Rockwell Automation Inc.	24,181	6,853,137
Sunrun Inc.(a)(b)	40,192	845,640
Vertiv Holdings Co.	8,757	130,654

		19,231,438

Electronic Equipment, Instruments & Components — 0.1%
National Instruments Corp.	20,105	1,170,714
Trimble Inc.(a)	10,387	489,228

		1,659,942

Energy Equipment & Services — 0.3%
Baker Hughes Co.	103,535	3,027,363
Halliburton Co.	34,501	1,129,908
Schlumberger NV	5,203	256,768

		4,414,039

Entertainment — 1.3%
Activision Blizzard Inc.	4,406	342,390
AMC Entertainment Holdings Inc., Class A(a)(b)	38,428	211,354
Live Nation Entertainment Inc.(a)	16,297	1,104,611
Madison Square Garden Sports Corp.	4,451	892,425
Netflix Inc.(a)	22,017	7,264,069
Roku Inc.(a)	2,775	155,983
Spotify Technology SA(a)	8,757	1,169,935
Walt Disney Co. (The)(a)(b)	62,824	6,439,460
Warner Bros. Discovery Inc.(a)	95,585	1,300,912

		18,881,139

Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	13,825	6,957,016
Kroger Co. (The)	36,112	1,756,127
Sysco Corp.	9,434	723,965
Target Corp.	21,942	3,461,350
Walgreens Boots Alliance Inc.	97,558	3,438,920
Walmart Inc.	54,129	8,171,855

		24,509,233

Food Products — 0.8%
Archer-Daniels-Midland Co.	20,308	1,585,649
Bunge Ltd.	8,732	817,315
Darling Ingredients Inc.(a)	8,912	530,888
General Mills Inc.	14,455	1,281,147
Kellogg Co.	41,338	2,884,152
McCormick & Co. Inc./MD, NVS	5,154	452,779
Mondelez International Inc., Class A	44,764	3,434,294

		10,986,224

Specialized REITs — 1.0%
American Tower Corp.	20,034	4,094,749
Crown Castle Inc.	10,021	1,233,485
Digital Realty Trust Inc.	17,711	1,756,046
Equinix Inc.	5,752	4,164,908
Iron Mountain Inc.	12,403	685,142
Weyerhaeuser Co.	60,565	1,811,499

		13,745,829

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	104,753	11,572,064
Baxter International Inc.	17,833	850,277
Becton Dickinson and Co.	22,932	6,061,157

2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Boston Scientific Corp.(a)	35,771	$1,864,385
DENTSPLY SIRONA Inc.	100,588	4,217,655
Dexcom Inc.(a)	9,824	1,192,044
Edwards Lifesciences Corp.(a)	38,581	3,394,356
GE Healthcare Inc., NVS(a)	16,703	1,358,622
Hologic Inc.(a)	37,892	3,259,091
ICU Medical Inc.(a)	5,272	997,146
Insulet Corp.(a)(b)	6,778	2,155,675
Intuitive Surgical Inc.(a)	4,886	1,471,761
Medtronic PLC	55,978	5,091,199
ResMed Inc.	8,979	2,163,580

		45,649,012

Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	10,675	1,781,124
Cardinal Health Inc.	18,964	1,556,944
Centene Corp.(a)	37,428	2,579,912
Cigna Group (The)	11,521	2,918,154
CVS Health Corp.	67,462	4,945,639
Elevance Health Inc.	9,160	4,292,834
HCA Healthcare Inc.	5,419	1,557,041
Humana Inc.	5,104	2,707,621
McKesson Corp.	3,096	1,127,687
UnitedHealth Group Inc.	36,116	17,772,323

		41,239,279

Health Care Technology — 0.0%
Veeva Systems Inc., Class A(a)	2,330	417,256

Hotels, Restaurants & Leisure — 2.0%
Airbnb Inc., Class A(a)(b)	14,774	1,768,005
Aramark	6,435	223,295
Booking Holdings Inc.(a)	3,378	9,074,355
Boyd Gaming Corp.	5,743	398,564
Caesars Entertainment Inc.(a)	14,536	658,336
Chipotle Mexican Grill Inc.(a)	705	1,457,672
Choice Hotels International Inc.	1,489	189,877
Expedia Group Inc.(a)	24,341	2,287,080
Las Vegas Sands Corp.(a)	2,737	174,758
McDonald’s Corp.	13,439	3,974,584
Norwegian Cruise Line Holdings Ltd.(a)(b)	129,298	1,726,128
Planet Fitness Inc., Class A(a)	6,734	559,865
Royal Caribbean Cruises Ltd.(a)(b)	16,931	1,107,795
Six Flags Entertainment Corp.(a)	6,575	159,575
Starbucks Corp.	33,652	3,846,087
Wendy’s Co. (The)	51,325	1,134,283

		28,740,259

Household Durables — 0.1%
Whirlpool Corp.	13,706	1,913,221

Household Products — 1.0%
Church & Dwight Co. Inc.	14,351	1,393,769
Colgate-Palmolive Co.	29,379	2,344,444
Procter & Gamble Co. (The)	69,198	10,821,184

		14,559,397

Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp., Class A	27,367	914,331

Industrial Conglomerates — 0.6%
3M Co.	47,217	5,015,390
General Electric Co.	43,721	4,327,067

		9,342,457

Security	Shares	Value

Health Care REITs — 0.1%
Ventas Inc.	42,004	$2,018,292

Insurance — 2.3%
Aflac Inc.	79,693	5,566,556
Allstate Corp. (The)	17,934	2,076,040
American Financial Group Inc./OH	4,073	499,879
Aon PLC, Class A	1,744	567,114
Arch Capital Group Ltd.(a)	43,642	3,276,205
Assurant Inc.	1,132	139,383
Assured Guaranty Ltd.	14,300	770,341
Axis Capital Holdings Ltd.	12,936	731,401
Cincinnati Financial Corp.	8,338	887,497
Everest Re Group Ltd.	476	179,928
Globe Life Inc.	9,994	1,084,549
Hanover Insurance Group Inc. (The)	2,185	261,239
Hartford Financial Services Group Inc. (The)	8,914	632,805
Marsh & McLennan Companies Inc.	12,278	2,212,373
Principal Financial Group Inc.	66,359	4,956,354
Prudential Financial Inc.	52,029	4,526,523
Reinsurance Group of America Inc.	2,617	372,451
RenaissanceRe Holdings Ltd.	2,706	582,900
Ryan Specialty Group Holdings Inc., Class A(a)(b)	3,791	154,900
Travelers Companies Inc. (The)	13,953	2,527,446
Willis Towers Watson PLC	1,445	334,662

		32,340,546

Interactive Media & Services — 5.2%
Alphabet Inc., Class A(a)	255,161	27,388,982
Alphabet Inc., Class C, NVS(a)	229,738	24,862,246
IAC/InterActiveCorp.(a)	15,024	777,792
Meta Platforms Inc, Class A(a)	88,566	21,284,181
TripAdvisor Inc.(a)(b)	11,908	211,129

		74,524,330

Retail REITs — 0.6%
Brixmor Property Group Inc.	49,031	1,045,831
Federal Realty Investment Trust	44,640	4,414,450
Realty Income Corp.	18,521	1,163,860
Regency Centers Corp.	27,522	1,690,676
Simon Property Group Inc.	2,278	258,143

		8,572,960

IT Services — 1.9%
Accenture PLC, Class A	56,343	15,792,379
Cloudflare Inc., Class A(a)(b)	10,008	470,876
Cognizant Technology Solutions Corp., Class A	32,559	1,944,098
DXC Technology Co.(a)(b)	29,946	714,212
EPAM Systems Inc.(a)(b)	1,696	479,018
Gartner Inc.(a)	2,167	655,431
International Business Machines Corp.	46,460	5,873,009
Okta Inc.(a)	5,504	377,189
Snowflake Inc., Class A(a)(b)	5,028	744,546
Wix.com Ltd.(a)(b)	3,472	302,863

		27,353,621

Leisure Products — 0.2%
Hasbro Inc.	42,169	2,497,248
Mattel Inc.(a)	6,511	117,198
Polaris Inc.	4,428	481,102
YETI Holdings Inc.(a)(b)	7,111	280,529

		3,376,077

Life Sciences Tools & Services — 1.8%
Agilent Technologies Inc.	30,142	4,082,131

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Danaher Corp.	8,415	$1,993,598
Illumina Inc.(a)	7,665	1,575,618
IQVIA Holdings Inc.(a)	1,749	329,214
Mettler-Toledo International Inc.(a)	3,272	4,880,188
PerkinElmer Inc.	13,870	1,809,896
QIAGEN NV(a)	18,605	829,969
Thermo Fisher Scientific Inc.	16,538	9,176,936
Waters Corp.(a)	1,856	557,468

		25,235,018

Machinery — 1.6%
AGCO Corp.	4,912	608,793
Caterpillar Inc.	20,828	4,557,166
Cummins Inc.	15,720	3,694,829
Deere & Co.	9,296	3,514,074
IDEX Corp.	1,908	393,659
Illinois Tool Works Inc.	2,884	697,755
Middleby Corp. (The)(a)	3,753	528,723
Otis Worldwide Corp.	8,048	686,494
Toro Co. (The)	1,267	132,097
Westinghouse Air Brake Technologies Corp.	9,553	933,042
Xylem Inc./NY	73,243	7,605,553

		23,352,185

Marine Transportation — 0.2%
Kirby Corp.(a)	35,937	2,581,714

Media — 0.5%
Comcast Corp., Class A	107,044	4,428,410
Liberty Media Corp.-Liberty SiriusXM, Class A, NVS(a)	18,378	516,422
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	25,118	701,797
New York Times Co. (The), Class A	10,008	397,818
Omnicom Group Inc.	3,081	279,046
Paramount Global, Class B, NVS	47,538	1,109,062
Trade Desk Inc. (The), Class A(a)	3,753	241,468

		7,674,023

Metals & Mining — 0.6%
Alcoa Corp.	5,494	204,047
Freeport-McMoRan Inc.	56,346	2,136,077
Newmont Corp.	30,804	1,460,110
Nucor Corp.	14,982	2,220,033
Reliance Steel & Aluminum Co.	1,768	438,110
Royal Gold Inc.	5,393	714,249
Steel Dynamics Inc.	11,215	1,165,799

		8,338,425

Residential REITs — 0.2%
AvalonBay Communities Inc.	4,121	743,305
Equity LifeStyle Properties Inc.	5,008	345,051
Equity Residential	4,769	301,639
UDR Inc.	53,782	2,222,810

		3,612,805

Mortgage Real Estate Investment — 0.0%
AGNC Investment Corp.	13,406	132,854
Annaly Capital Management Inc.	17,684	353,326

		486,180

Multi-Utilities — 0.9%
Consolidated Edison Inc.	59,806	5,889,097
Public Service Enterprise Group Inc.	63,924	4,039,997
Sempra Energy	18,031	2,803,640

		12,732,734

Security	Shares	Value

Broadline Retail — 2.6%
Amazon.com Inc.(a)	332,949	$35,109,472
eBay Inc.	3,353	155,680
Etsy Inc.(a)(b)	16,104	1,626,987

		36,892,139

Oil, Gas & Consumable Fuels — 4.3%
Antero Midstream Corp.	14,633	157,451
Antero Resources Corp.(a)	25,472	585,601
Cheniere Energy Inc.	8,757	1,339,821
Chevron Corp.	58,017	9,780,506
ConocoPhillips	74,320	7,646,785
Devon Energy Corp.	6,781	362,309
Diamondback Energy Inc.	24,574	3,494,423
EOG Resources Inc.	12,712	1,518,703
EQT Corp.	6,313	219,945
Exxon Mobil Corp.	140,309	16,604,167
Marathon Oil Corp.	27,421	662,491
Marathon Petroleum Corp.	42,286	5,158,892
Occidental Petroleum Corp.	13,668	840,992
ONEOK Inc.	50,537	3,305,625
Ovintiv Inc.	14,188	511,903
Phillips 66	28,508	2,822,292
Pioneer Natural Resources Co.	9,433	2,052,149
Range Resources Corp.	8,252	218,266
Targa Resources Corp.	7,506	566,928
Texas Pacific Land Corp.	119	175,840
Valero Energy Corp.	1,336	153,199
Williams Companies Inc. (The)	98,620	2,984,241

		61,162,529

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	2,544	151,979

Personal Care Products — 0.5%
Estee Lauder Companies Inc. (The), Class A	27,955	6,897,058

Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	50,939	3,401,197
Eli Lilly & Co.	34,153	13,519,807
Johnson & Johnson	122,835	20,108,089
Merck & Co. Inc.	114,367	13,205,957
Pfizer Inc.	184,648	7,180,961

		57,416,011

Professional Services — 1.1%
Automatic Data Processing Inc.	29,003	6,380,660
Broadridge Financial Solutions Inc.	21,345	3,103,776
Equifax Inc.	783	163,162
FTI Consulting Inc.(a)	1,928	348,004
Jacobs Solutions Inc., NVS	3,163	365,200
Leidos Holdings Inc.	13,073	1,219,188
ManpowerGroup Inc.	4,457	337,440
Verisk Analytics Inc.	22,329	4,334,282

		16,251,712

Office REITs — 0.5%
Boston Properties Inc.	62,334	3,326,142
Highwoods Properties Inc.	15,989	366,468
Hudson Pacific Properties Inc.	40,032	222,578
Kilroy Realty Corp.	75,839	2,217,532
SL Green Realty Corp.	14,323	339,026
Vornado Realty Trust	4,637	69,601

		6,541,347

4

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Ground Transportation — 0.5%
CSX Corp.	77,593	$2,377,449
JB Hunt Transport Services Inc.	9,864	1,729,061
Norfolk Southern Corp.	9,209	1,869,703
Uber Technologies Inc.(a)	31,102	965,717
XPO Logistics Inc.(a)(b)	6,543	289,070

		7,231,000

Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices Inc.(a)	42,619	3,808,860
Analog Devices Inc.	16,297	2,931,504
Applied Materials Inc.	23,117	2,612,915
Broadcom Inc.	16,822	10,538,983
Cirrus Logic Inc.(a)	2,174	186,507
Enphase Energy Inc.(a)	6,585	1,081,257
Entegris Inc.	5,353	401,047
First Solar Inc.(a)	12,271	2,240,439
Intel Corp.	127,747	3,967,822
KLA Corp.	6,333	2,447,958
Lam Research Corp.	3,856	2,020,852
Marvell Technology Inc.	44,863	1,771,191
Microchip Technology Inc.	45,389	3,312,943
Nvidia Corp.	95,653	26,542,751
ON Semiconductor Corp.(a)	17,255	1,241,670
Qualcomm Inc.	18,374	2,146,083
Texas Instruments Inc.	31,748	5,308,266
Universal Display Corp.	24,833	3,314,212
Wolfspeed Inc.(a)	2,763	128,618

		76,003,878

Software — 9.5%
Adobe Inc.(a)	19,435	7,337,879
Aspen Technology Inc.(a)	875	154,875
Autodesk Inc.(a)	21,696	4,226,164
Cadence Design Systems Inc.(a)	7,877	1,649,838
Crowdstrike Holdings Inc., Class A(a)	4,869	584,523
DocuSign Inc.(a)	5,986	295,948
Dolby Laboratories Inc., Class A	17,238	1,442,648
Fair Isaac Corp.(a)	271	197,274
Fortinet Inc.(a)	46,741	2,947,020
Gen Digital, Inc.	49,874	881,273
Intuit Inc.(b)	10,283	4,565,138
Microsoft Corp.	285,357	87,678,792
Oracle Corp.	62,310	5,902,003
Palo Alto Networks Inc.(a)	15,895	2,900,202
Roper Technologies Inc.	1,138	517,540
Salesforce Inc.(a)	35,620	7,065,939
Splunk Inc.(a)	10,963	945,449
Synopsys Inc.(a)	1,324	491,628
Teradata Corp.(a)	4,793	185,537
UiPath Inc., Class A(a)	10,169	143,179
VMware Inc., Class A(a)	16,455	2,057,369
Workday Inc., Class A(a)	15,175	2,824,674
Zoom Video Communications Inc., Class A(a)	4,241	260,525
Zscaler Inc.(a)(b)	2,428	218,763

		135,474,180

Specialty Retail — 2.3%
Bath & Body Works Inc.	15,012	526,921
Best Buy Co. Inc.	2,870	213,872

Security	Shares	Value

Specialty Retail (continued)
Burlington Stores Inc.(a)	6,215	$1,198,314
CarMax Inc.(a)(b)	16,936	1,186,028
Dick’s Sporting Goods Inc.	5,707	827,572
GameStop Corp., Class A(a)(b)	15,737	303,567
Home Depot Inc. (The)	46,494	13,973,307
Lithia Motors Inc.	4,812	1,062,923
Lowe’s Companies Inc.	25,546	5,309,225
Ross Stores Inc.	13,476	1,438,294
TJX Companies Inc. (The)	14,272	1,124,919
Tractor Supply Co.	14,905	3,553,352
Ulta Beauty Inc.(a)	1,109	611,536
Wayfair Inc., Class A(a)(b)	8,623	300,339
Williams-Sonoma Inc.	12,255	1,483,345

		33,113,514

Technology Hardware, Storage & Peripherals — 7.3%
Apple Inc.	555,962	94,335,632
Dell Technologies Inc., Class C	47,188	2,052,206
Hewlett Packard Enterprise Co.	300,262	4,299,752
HP Inc.	55,426	1,646,707
NetApp Inc.	17,326	1,089,632
Western Digital Corp.(a)	22,518	775,520

		104,199,449

Textiles, Apparel & Luxury Goods — 0.8%
Deckers Outdoor Corp.(a)	3,614	1,732,335
Nike Inc., Class B	62,562	7,927,857
PVH Corp.(b)	8,798	754,956
VF Corp.	43,580	1,024,566

		11,439,714

Trading Companies & Distributors — 0.2%
WW Grainger Inc.	3,784	2,632,037

Total Long-Term Investments — 99.0% (Cost: $1,417,534,019)		1,416,889,845

Short-Term Securities

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(c)(d)(e)	13,472,897	13,476,939
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(c)(d)	11,900,000	11,900,000

Total Short-Term Securities — 1.8% (Cost: $25,375,776)		25,376,939

Total Investments — 100.8% (Cost: $1,442,909,795)		1,442,266,784

Liabilities in Excess of Other Assets — (0.8)%		(11,511,180)

Net Assets — 100.0%		$1,430,755,604

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

5

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock U.S. Carbon Transition Readiness ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period endedApril 30, 2023 for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,867,997	$4,600,504	(a)	$—		$7,939	$499	$13,476,939	13,472,897	$114,775	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,910,000	—		(3,010,000	)(a)	—	—	11,900,000	11,900,000	378,191		—
BlackRock Inc.(c)	4,055,900	7,116		(4,572,262)		(200,060)	709,306	—	—	—		—

						$(192,121)	$709,805	$25,376,939		$492,966		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	53	06/16/23	$11,100	$651,826

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,416,889,845	$—	$—	$1,416,889,845

6

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock U.S. Carbon Transition Readiness ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$25,376,939	$—	$—	$25,376,939

	$1,442,266,784	$—	$—	$1,442,266,784

Derivative Financial Instruments(a)
Assets
Equity Contracts	$651,826	$—	$—	$651,826

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

7